SUBSEQUENT EVENTS	5 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Subsequent Events
NOTE 11 — SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below and in Note 2, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.
On March 1, 2021, the Company entered into an Agreement and Plan of Merger with Rocket Lab, and Prestige USA Merger Sub, Inc., a Delaware corporation and a wholly owned subsidiary of Rocket Lab (“Merger Sub”). The Agreement and the transactions contemplated thereby were unanimously approved by the boards of directors of each of the Company and Rocket Lab.
As a consequence of the merger, the Company will domesticate as a Delaware corporation (the “Domestication” and the Company following the Domestication, “Delaware Vector”) and, in connection therewith, (a) the Class A ordinary shares, par value $0.0001 per share, of Vector (the “Class A Shares”) and the Class B ordinary shares, par value $0.0001 per share, of Vector (the “Class B Shares”), issued and outstanding immediately prior to the Domestication will convert into an equal number of shares of common stock, par value $0.0001 per share, of Vector Delaware (the “Delaware Vector Common Stock”); (b) Vector’s warrants to purchase Class A Shares issued and outstanding immediately prior to the Domestication will convert into an equal number of warrants to purchase Delaware Vector Common Stock (the “Delaware Vector Warrants”) and (c) Vector’s units that have not been separated into Class A Shares and warrants issued and outstanding immediately prior to the Domestication will convert into an equal number of units of Delaware Vector (the “Delaware Vector Units”).
Immediately following the Domestication, Merger Sub will merge with and into Delaware Vector, with Delaware Vector surviving the merger as a wholly owned subsidiary of Rocket Lab (the “First Merger”), and in connection therewith, (a) the shares of Delaware Vector Common Stock (other than any treasury shares, shares held by Delaware Vector or any dissenting shares) issued and outstanding immediately prior to the effective time of the First Merger (the “First Effective Time”) will convert into an equal number of shares of Rocket Lab Common Stock; (b) the Delaware Vector Warrants that are outstanding and unexercised immediately prior to the First Effective Time will convert into an equal number of warrants to purchase Rocket Lab Common Stock (the “Assumed Warrants”) and (c) the Delaware Vector Units that are outstanding immediately prior to the First Effective Time will convert into an equal number of units of Rocket Lab (the “Assumed Units”); and immediately following the First Effective Time, Rocket Lab will merge with and into Delaware Vector, with
Delaware Vector surviving the merger (Delaware Vector as the surviving corporation, “Pubco” and such merger, the “Second Merger” and, together with the First Merger, the “Mergers”). If the closing price of Pubco Common Stock is equal to or greater than $20.00 for a period of at least 20 days out of 30 consecutive trading days during the period commencing on the 90th day following the Closing and ending on the 180th day following the Closing, the Rocket Lab stockholders will be entitled to receive additional shares of Pubco Common Stock equal to 8% of the Aggregate Share Consideration.
The Domestication, the Mergers and the other transactions contemplated by the Agreement are hereinafter referred to as the “Business Combination”. The Business Combination is expected to close in the third quarter of 2021, subject to the satisfaction of certain customary closing conditions.
Concurrently with the execution of the Agreement, the Company entered into subscription agreements (the “Subscription Agreements”) with certain investors (the “PIPE Investors”), pursuant to which the PIPE Investors agreed to subscribe for and purchase, and Vector agreed to issue and sell to such PIPE Investors, immediately prior to Closing, an aggregate of 46,700,000 shares of Pubco Common Stock for a purchase price of $10.00 per share, for aggregate gross proceeds of $467,000,000 (the “PIPE Financing”).
The closing of the PIPE Financing is contingent upon, among other things, the substantially concurrent consummation of the Business Combination. The Subscription Agreements provide that Vector will grant the investors in the PIPE Financing certain customary registration rights.

Note 10 — Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements.
On August 1, 2021, the Company issued an unsecured working capital loan promissory note (the “Working Capital Promissory Note”) to the Sponsor, pursuant to which the Company may borrow up to $300,000 from the Sponsor, for ongoing expenses related to a Business Combination. All unpaid borrowings under the Working Capital Promissory Note will be due and payable in full on the day on which the Company consummates a Business Combination.

Rocket Lab USA, Inc.
Subsequent Events
(20)	SUBSEQUENT EVENTS
On March 1, 2021, the Company entered into an Agreement and Plan of Merger (“Merger Agreement”) with Vector Acquisition Corporation, a publicly traded special purpose acquisition company and Cayman Islands exempted company (“Vector”), and Prestige USA Merger Sub, Inc., a Delaware corporation and a wholly owned subsidiary of Rocket Lab (“Merger Sub”) which was subsequently amended on May 7, 2021 and June 25, 2021.
The Mergers closed August 25, 2021, and Vector became a Delaware corporation (“Delaware Vector”), and Merger Sub merged with and into Delaware Vector, with Delaware Vector surviving the merger as a wholly owned subsidiary of Rocket Lab (the “First Merger”). Immediately following the First Merger, Rocket Lab merged with and into Delaware Vector, with Delaware Vector surviving the merger (“Second Merger”, and together with the First Merger, the “Mergers”) for form the post-transaction combined entity (“Pubco”).
The Mergers will be accounted for as a reverse recapitalization in accordance with GAAP. Under this method of accounting, Vector Acquisition Corporation will be treated as the “acquired” company for financial reporting purposes and the Company will be treated as the accounting acquirer.
In connection with the Mergers, the shareholders of the Company exchanged their interests in the Company for interests in the Pubco.
The Company has evaluated subsequent events through August 31, 2021, the date that the financial statements were available to be issued and management is not aware of any other subsequent events that would require recognition or disclosure in the financial statements.

21.	SUBSEQUENT EVENTS
On March 1, 2021, the Company entered into an Agreement and Plan of Merger (“
Merger Agreement
”) with Vector Acquisition Corporation, a publicly traded special purpose acquisition company and Cayman Islands exempted company (“
Vector
”), and Prestige USA Merger Sub, Inc., a Delaware corporation and a wholly owned subsidiary of Rocket Lab (“
Merger Sub
”) which was subsequently amended on May 7, 2021.
At the closing, Vector will become a Delaware corporation (“
Delaware Vector
”), and Merger Sub will merge with and into Delaware Vector, with Delaware Vector surviving the merger as a wholly owned subsidiary of Rocket Lab (the “
First Merger
”). Immediately following the First Merger, Rocket Lab will merge with and into Delaware Vector, with Delaware Vector surviving the merger (“
Second Merger
”, and together with the First Merger, the “
Mergers
”) for form the post-transaction combined entity (“
Pubco
”).
In connection with the Mergers, the shareholders of the Company will exchange their interests in the Company for interests in the Pubco. The Mergers are expected to close during 2021.
The Company has evaluated subsequent events through the date that the financial statements were available to be issued on May 7, 2021. Management was not aware of any other subsequent events that would require recognition or disclosure in the financial statements.